[AMERICAN GENERAL LIFE INSURANCE COMPANY LOGO]

VIA EDGAR TRANSMISSION

August 29, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Variable Annuity Account Five ("Registrant")
      American General Life Insurance Company ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-07727)
      (Central Index Key 0001002779)

FILE NUMBER      PRODUCT NAME
333-185793       Seasons Select II
333-185804       Seasons Select II


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form
of Prospectuses and   Statements of Additional Information that would have
been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration
Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.


You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/s/ LUCIA WILLIAMS

Lucia Williams
Director, Legal Services